Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2022
Fidelity Asset Manager 40% | Return Before Taxes
Average Annual Return:
Past 1 year	8.03%
Past 5 years	8.70%
Past 10 years	7.52%
Fidelity Asset Manager 40% | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.19%
Past 5 years	7.60%
Past 10 years	6.44%
Fidelity Asset Manager 40% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.94%
Past 5 years	6.45%
Past 10 years	5.64%
LB001
Average Annual Return:
Past 1 year	(1.54%)
Past 5 years	3.57%
Past 10 years	2.90%
F0594
Average Annual Return:
Past 1 year	7.03%
Past 5 years	8.12%
Past 10 years	7.07%